REVERSE ACQUISITION (Details Narrative)			12 Months Ended
	Aug. 09, 2018 CAD ($) shares	Aug. 09, 2018 shares	Nov. 30, 2020 CAD ($) shares	Nov. 30, 2019 CAD ($) shares	Nov. 30, 2018 CAD ($) shares
Statements Line Items [Line Items]
Stock option holders granted stock options			550,000	461,500	117,000
Percentage of risk free rate	2.09%		0.47%	1.82%	2.09%
Percentage of volatility	127.00%		103.00%	92.00%	127.00%
Percentages of dividend yield | $	$ 0
Investigation Cost | $			$ 0	$ 192,601	$ 359,590
Liquid Media Group Canada Ltd [Member]
Statements Line Items [Line Items]
Issuance of common stock	1,288,497	1,288,497
Leading Brands Inc [Member]
Statements Line Items [Line Items]
Number of share retained	560,410
Stock option holders granted stock options	117,000